Form N-CSR Cover	6 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	0000797920
Document Period End Date	May 31, 2024